Note 5 - Loans (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	20 1 8	2017

Commercial and Agricultural
Commercial	$57,410,473	$48,122,263
Agricultural	16,798,743	16,442,581

Real Estate
Commercial Construction	47,848,754	45,213,960
Residential Construction	12,499,744	8,583,446
Commercial	373,533,562	351,171,668
Residential	187,714,372	194,048,945
Farmland	62,708,998	67,767,655

Consumer and Other
Consumer	18,485,199	18,956,028
Other	5,027,523	14,977,309

Total Loans	$782,027,368	$765,283,855

Financing Receivable Credit Quality Indicators [Table Text Block]
201 8	Pass	Special Mention	Substandard	Total Loans

Commercial and Agricultural
Commercial	$55,808,422	$729,088	$872,963	$57,410,473
Agricultural	15,664,048	636,666	498,029	16,798,743

Real Estate
Commercial Construction	47,087,255	44,306	717,193	47,848,754
Residential Construction	12,499,744	-	-	12,499,744
Commercial	358,139,315	7,661,667	7,732,580	373,533,562
Residential	170,050,484	7,106,793	10,557,095	187,714,372
Farmland	58,712,452	1,912,338	2,084,208	62,708,998

Consumer and Other
Consumer	18,103,792	59,073	322,334	18,485,199
Other	5,018,095	5,475	3,953	5,027,523

Total Loans	$741,083,607	$18,155,406	$22,788,355	$782,027,368

2017

Commercial and Agricultural
Commercial	$46,468,726	$825,607	$827,930	$48,122,263
Agricultural	15,868,191	174,356	400,034	16,442,581

Real Estate
Commercial Construction	41,282,295	577,765	3,353,900	45,213,960
Residential Construction	8,583,446	-	-	8,583,446
Commercial	338,775,805	7,662,637	4,733,226	351,171,668
Residential	177,962,870	4,864,893	11,221,182	194,048,945
Farmland	66,334,906	444,095	988,654	67,767,655

Consumer and Other
Consumer	18,495,798	52,970	407,260	18,956,028
Other	14,968,677	8,632	-	14,977,309

Total Loans	$728,740,714	$14,610,955	$21,932,186	$765,283,855

Past Due Financing Receivables [Table Text Block]
	Accruing Loans
201 8	30-89 Days Past Due	90 Days or More Past Due	Total Accruing Loans Past Due	Nonaccrual Loans	Current Loan s	Total Loans

Commercial and Agricultural
Commercial	$282,116	$-	$282,116	$637,085	$56,491,272	$57,410,473
Agricultural	117,087	-	117,087	413,254	16,268,402	16,798,743

Real Estate
Commercial Construction	88,371	-	88,371	462,841	47,297,542	47,848,754
Residential Construction	-	-	-	-	12,499,744	12,499,744
Commercial	679,387	-	679,387	2,965,546	369,888,629	373,533,562
Residential	6,881,632	-	6,881,632	2,734,179	178,098,561	187,714,372
Farmland	75,548	-	75,548	2,052,604	60,580,846	62,708,998

Consumer and Other
Consumer	110,340	-	110,340	212,524	18,162,335	18,485,199
Other	-	-	-	3,953	5,023,570	5,027,523

Total Loans	$8,234,481	$-	$8,234,481	$9,481,986	$764,310,901	$782,027,368

2017

Commercial and Agricultural
Commercial	$328,483	$-	$328,483	$598,305	$47,195,475	$48,122,263
Agricultural	110,482	-	110,482	398,509	15,933,590	16,442,581

Real Estate
Commercial Construction	27,062	-	27,062	477,043	44,709,855	45,213,960
Residential Construction	119,443	-	119,443	-	8,464,003	8,583,446
Commercial	918,997	-	918,997	2,172,229	348,080,442	351,171,668
Residential	2,482,276	-	2,482,276	2,829,966	188,736,703	194,048,945
Farmland	318,329	-	318,329	838,577	66,610,749	67,767,655

Consumer and Other
Consumer	246,175		246,175	188,073	18,521,780	18,956,028
Other	7,158	-	7,158	-	14,970,151	14,977,309

Total Loans	$4,558,405	$-	$4,558,405	$7,502,702	$753,222,748	$765,283,855

Impaired Financing Receivables [Table Text Block]
	Unpaid Contractual Principal Balance	Impaired Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Interest Income Collected

With No Related Allowance Recorded
Commercial	$595,323	$595,323	$-	$525,463	$21,350	$23,985
Agricultural	433,915	413,254	-	382,978	17,949	24,825
Commercial Construction	132,366	132,366	-	69,396	7,806	7,966
Residential Construction	-	-	-	-	-	-
Commercial Real Estate	12,163,915	12,163,915	-	11,039,755	581,836	582,893
Residential Real Estate	4,214,354	4,129,876	-	4,067,529	208,138	212,509
Farmland	2,054,137	2,052,604	-	1,361,278	52,974	81,962
Consumer	212,524	212,524	-	197,225	13,614	14,373
Other	3,953	3,953	-	791	204	233

	$19,810,487	$19,703,815	$-	$17,644,415	$903,871	$948,746

With An Allowance Recorded
Commercial	$41,762	$41,762	$6,264	$8,352	$2,154	$2,247
Agricultural	-	-	-	-	-	-
Commercial Construction	398,930	398,930	38,930	465,929	-	-
Residential Construction	-	-	-	-	-	-
Commercial Real Estate	3,691,010	3,691,010	1,275,837	5,120,933	135,042	141,978
Residential Real Estate	274,198	274,198	60,716	97,902	8,187	8,180
Farmland	363,566	363,566	35,984	367,425	24,075	24,415
Consumer	-	-	-	-	-	-
Other	-	-	-	-	-	-

	$4,769,466	$4,769,466	$1,417,731	$6,060,541	$169,458	$176,820

Total
Commercial	$637,085	$637,085	$6,264	$533,815	$23,504	$26,232
Agricultural	433,915	413,254	-	382,978	17,949	24,825
Commercial Construction	531,296	531,296	38,930	535,325	7,806	7,966
Residential Construction	-	-	-	-	-	-
Commercial Real Estate	15,854,925	15,854,925	1,275,837	16,160,688	716,878	724,871
Residential Real Estate	4,488,552	4,404,074	60,716	4,165,431	216,325	220,689
Farmland	2,417,703	2,416,170	35,984	1,728,703	77,049	106,377
Consumer	212,524	212,524	-	197,225	13,614	14,373
Other	3,953	3,953	-	791	204	233

	$24,579,953	$24,473,281	$1,417,731	$23,704,956	$1,073,329	$1,125,566
	Unpaid Contractual Principal Balance	Impaired Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Interest Income Collected

With No Related Allowance Recorded
Commercial	$598,305	$598,305	$-	$633,528	$33,283	$33,868
Agricultural	485,132	398,509	-	296,578	11,046	19,376
Commercial Construction	54,306	54,306	-	141,396	3,526	3,836
Residential Construction	-	-	-	79,295	-	-
Commercial Real Estate	12,637,057	12,637,057	-	12,808,414	559,601	549,825
Residential Real Estate	4,977,769	4,579,614	-	4,566,041	211,318	226,684
Farmland	840,110	838,577	-	790,967	54,367	58,085
Consumer	188,073	188,073	-	186,348	8,576	9,452

	$19,780,752	$19,294,441	$-	$19,502,567	$881,717	$901,126

With An Allowance Recorded
Commercial	$-	$-	$-	$-	$-	$-
Agricultural	-	-	-	-	-	-
Commercial Construction	493,067	493,067	65,635	241,063	22,626	32,922
Residential Construction	-	-	-	-	-	-
Commercial Real Estate	5,729,300	5,729,300	1,712,557	6,599,144	228,745	237,066
Residential Real Estate	108,859	108,859	27,123	482,228	4,261	7,446
Farmland	371,376	371,376	21,369	375,595	22,121	22,021
Consumer	-	-	-	-	-	-

	$6,702,602	$6,702,602	$1,826,684	$7,698,030	$277,753	$299,455

Total
Commercial	$598,305	$598,305	$-	$633,528	$33,283	$33,868
Agricultural	485,132	398,509	-	296,578	11,046	19,376
Commercial Construction	547,373	547,373	65,635	382,459	26,152	36,758
Residential Construction	-	-	-	79,295	-	-
Commercial Real Estate	18,366,357	18,366,357	1,712,557	19,407,558	788,346	786,891
Residential Real Estate	5,086,628	4,688,473	27,123	5,048,269	215,579	234,130
Farmland	1,211,486	1,209,953	21,369	1,166,562	76,488	80,106
Consumer	188,073	188,073	-	186,348	8,576	9,452

	$26,483,354	$25,997,043	$1,826,684	$27,200,597	$1,159,470	$1,200,581
	Unpaid Contractual Principal Balance	Impaired Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Interest Income Collected

With No Related Allowance Recorded
Commercial	$634,955	$634,955	$-	$539,099	$24,563	$27,142
Agricultural	229,182	208,522	-	210,372	8,794	12,412
Commercial Construction	190,494	190,494	-	697,893	6,630	7,127
Commercial Real Estate	14,357,601	14,276,688	-	14,274,719	567,349	560,354
Residential Real Estate	4,261,558	3,952,139	-	4,553,322	73,099	190,373
Farmland	920,666	799,556	-	1,016,395	21,526	26,012
Consumer	212,376	212,026	-	213,309	9,599	12,036

	$20,806,832	$20,274,380	$-	$21,505,109	$711,560	$835,456

With An Allowance Recorded
Commercial	$-	$-	$-	$30,270	$-	$-
Agricultural	-	-	-	-	-	-
Commercial Construction	72,296	72,296	21,135	74,098	1,532	1,416
Commercial Real Estate	8,557,582	8,467,135	3,021,943	8,339,666	238,684	235,749
Residential Real Estate	1,475,594	1,467,833	362,521	1,042,750	27,759	32,260
Farmland	379,851	379,851	29,173	384,056	21,098	21,310
Consumer	-	-	-	-	-	-

	$10,485,323	$10,387,115	$3,434,772	$9,870,840	$289,073	$290,735
Total
Commercial	$634,955	$634,955	$-	$569,369	$24,563	$27,142
Agricultural	229,182	208,522	-	210,372	8,794	12,412
Commercial Construction	262,790	262,790	21,135	771,991	8,162	8,543
Commercial Real Estate	22,915,183	22,743,823	3,021,943	22,614,385	806,033	796,103
Residential Real Estate	5,737,152	5,419,972	362,521	5,596,072	100,858	222,633
Farmland	1,300,517	1,179,407	29,173	1,400,451	42,624	47,322
Consumer	212,376	212,026	-	213,309	9,599	12,036
	$31,292,155	$30,661,495	$3,434,772	$31,375,949	$1,000,633	$1,126,191

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
Troubled Debt Restructurings

201 8	# of Contracts	Pre-Modification	Post-Modification

Commercial Real Estate	1	$402,430	$402,430

2017

Commercial Real Estate	-	$-	$-
Residential Real Estate	-	-	-

Total Loans	-	-	-

2016

Commercial Real Estate	1	$91,280	$91,097
Residential Real Estate	1	354,784	354,784

Total Loans	2	$446,064	$445,881

Troubled Debt Restructurings That Subsequently Default [Table Text Block]
	201 8		2017		2016
	# of Contracts	Recorded Investment	# of Contracts	Recorded Investment	# of Contracts	Recorded Investment

Residential Real Estate	1	$131,067	-	$-	1	$89,297

Total Loans	1	$131,067	-	$-	1	$89,297